Capital and reserves (Details) - Schedule of common shares - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of common shares [Abstract]
Beginning balance	11,417,159	4,125,949
Ending balance	14,964,261	11,417,159
Exercise of warrants	897,435	1,263,845
LPC equity line		1,610,120
ATM program	1,184,700	1,628,827
Share-based payments (bonus)	174,610	51,418
Conversion convertible loan	516,814	737,000
Shares issued for Trasir acquisition	773,543
Registered direct offering		2,000,000